FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial and standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Maximum potential amount of obligation	$ 1.5	$ 2.0